N-2	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Cover [Abstract]
Entity Central Index Key	0002032432
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	Blackstone Private Multi-Asset Credit and Income Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Class and Period	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage per Unit(2)	Involuntary Liquidating Preference per Unit(3)	Average Market Value per Unit(4)
Revolving Credit Facility
December 31, 2025	$63,781	$9,704	—	N/A

(1)	Total amount of each class of senior securities outstanding at the end of the period presented.
(2)	Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.
(3)	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates information that the SEC expressly does not require to be disclosed for certain type of senior securities.
(4)	Not applicable because the senior securities are not registered for public trading.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

NOTE 11. PRINCIPAL INVESTMENT RISKS

In the normal course of business, the Fund invests in financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market or failure or inability of the other party to a transaction to perform. The relative significance of the principal risks identified below, at any given time, will vary depending on the specific composition of the Fund’s investment portfolio from time to time and the allocation of the Fund’s assets among the various investment strategies, which may change frequently and/or significantly over time. For a more comprehensive list of potential risks the Fund may be subject to, please refer to the Fund’s Prospectus.

Limited Operating History: The Fund is a newly organized, non-diversified, closed-end management investment company with no material operating history upon which potential investors may evaluate past or future performance. Investors should draw no conclusions from the performance of any other Blackstone affiliated or managed vehicles, and should not expect to achieve similar returns.

Investment and Market Risk: An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s common shares represents an indirect investment in the portfolio of floating rate instruments, other securities and derivative investments owned by the Fund, and the value of these investments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Fund’s common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of common shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.

Repurchase Offers Risk: The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding common shares at NAV, with the size of the repurchase offer subject to approval of the Board. In all cases, such repurchase offers will be for at least 5% and not more than 25% of its outstanding common shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding common shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases may be funded from available cash, borrowings, subscription proceeds or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in increased portfolio turnover and untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other cash equivalents held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, including liquid investments. If, as expected, the Fund employs investment leverage, repurchases of common shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect common shareholders who do not tender their common shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the common shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more common shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market, foreign currency and other risks, and the NAV of common shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered common shares is determined. In addition, the repurchase of common shares by the Fund may be a taxable event to shareholders.

Credit Risk: Credit risk is the risk that an underlying issuer or borrower will be unable to make principal and interest payments on its outstanding debt or other payment obligations when due or otherwise defaults on its obligations to the Fund and/or that the guarantors or other sources of credit support for such persons do not satisfy their obligations. The Fund’s return to shareholders would be adversely impacted if an underlying issuer of debt investments or other instruments or a borrower under a loan in which the Fund invests were to become unable to make such payments when due. Although the Fund may make investments that the Adviser believes are secured by specific collateral the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, shareholders could experience delays or limitations with respect to its ability to enforce rights against and realize the benefits of the collateral securing an investment. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable.

Lack of Liquidity Risk: The Fund will generally invest in companies whose securities are not publicly-traded or actively traded on the secondary market, and whose securities are subject to legal and other restrictions on resale or will otherwise be less liquid than publicly-traded securities. The illiquidity of certain of the Fund’s investments may make it difficult for the Fund to sell these investments when desired. In addition, if the Fund is required to liquidate all or a portion of the portfolio quickly, the Fund may realize significantly less than the value at which the Fund had previously recorded these investments. The reduced liquidity of the Fund’s investments may make it difficult for the Fund to dispose of them at a favorable price, and, as a result, the Fund may suffer losses.

Loans Risk: The loans that the Fund may invest in include loans that are first lien, second lien, third lien or that are unsecured. In addition, the loans the Fund will invest in will usually be rated below investment grade or may also be unrated.

Although certain loans in which the Fund may invest will be secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal. In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. In the event of a decline in the value of the already pledged collateral, if the terms of a loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loans. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those loans that are under-collateralized involve a greater risk of loss. No active trading market may exist for some loans, and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund’s NAV. In addition, the Fund may not be able to readily dispose of its loans at prices that approximate those at which the Fund could sell such loans if they were more widely-traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of loans, the Fund’s yield may be lower.

Leverage Risk: The Fund currently borrows money in the form of the Revolving Credit Facility and may borrow money in other ways to finance its investments. The use of borrowings, also known as leverage, increases the volatility of investments by magnifying the potential for loss on invested equity capital. When the Fund uses leverage to partially finance Fund investments through borrowing from banks and other lenders, common shareholders will experience increased risks of investing in the Fund’s common shares. The use of leverage involves increased risk, including increased variability of the Fund’s net income, distributions and NAV in relation to market changes. If the value of the Fund’s assets decreases, leveraging would cause NAV to decline more sharply than it otherwise would have had the Fund not borrowed. Similarly, any decrease in the Fund’s income would cause net income to decline more sharply than it would have had the Fund not used leverage. Such a decline could negatively affect the Fund’s ability to make distributions to shareholders. In addition, the Fund’s shareholders will bear the burden of any increase in expenses as a result of the Fund’s use of leverage, including interest expenses and any increase in the management or incentive fees payable to the Adviser. The Fund’s leverage strategy may not work as planned or achieve its goal.

The Fund expects to invest in other investment companies and BDCs, and such vehicles will use leverage which the Fund will not count towards the Fund’s leverage limit (provided that the Fund does not wholly own any of these investment companies or BDCs or that the Fund is not otherwise required to consolidate such entities). The Fund may invest in operating entities, for example insurance-related companies and their related entities, but the Fund will not treat the liabilities of such operating companies as leverage for purposes of calculating the Fund’s leverage limit (provided that such liabilities (including borrowings) are not recourse to the Fund and that the financial statements of the operating entity are not consolidated in the Fund’s financial statements pursuant to the requirements of GAAP).

Senior Secured Loans and Senior Secured Bonds Risk: There is a risk that any collateral pledged by portfolio companies in which the Fund has taken a security interest may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. Such risks have become more pronounced due to rising interest rates and market volatility. To the extent the Fund’s debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s security interest may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the debt. Secured debt that is under-collateralized involves a greater risk of loss. In addition, second lien debt is granted a second priority security interest in collateral, which means that any realization of collateral will generally be applied to pay senior secured debt in full before second lien debt is paid. Similarly, investments in “last out” pieces of unitranche loans will be similar to second lien loans in that such investments will be junior in priority to the “first out” piece of the same unitranche loan with respect to payment of principal, interest and other amounts. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the debt’s terms, or at all, or that the Fund will be able to collect on the debt should the Fund be forced to enforce the Fund’s remedies.

Junior and Subordinated Debt Risk: The Fund may invest in debt instruments (including mortgage-backed securities) that are subordinated or otherwise junior in an issuer’s capital structure. Investments in subordinate debt securities may be unsecured and subordinated to substantial amounts of senior indebtedness, all or a significant portion of which may be secured and/or subject the Fund to a “first loss” subordinate holder position relative to other lenders. The ability of the Fund to influence a company’s affairs, especially during periods of financial distress or following insolvency, is likely to be substantially less than that of senior creditors. For example, under terms of subordinated intercreditor agreements, senior creditors will typically be able to block the acceleration of the mezzanine debt or other exercises by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. Investments in subordinate securities have a higher risk of loss and credit default than investments in more senior securities and subordinated tranches absorb losses from default before other more senior tranches are put at risk.

Nature of Mezzanine Debt Securities Risk: Mezzanine debt securities generally will be unrated or have ratings or implied or imputed ratings below investment grade. They will be obligations of corporations, partnerships or other entities that are generally unsecured, typically are subordinated to other obligations of the obligor and generally have greater credit and liquidity risk than is typically associated with investment grade corporate obligations. Accordingly, the risks associated with mezzanine debt securities include a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions (including a sustained period of rising interest rates or an economic downturn) could adversely affect the obligor’s ability to pay principal and interest on its debt.

Structured Products Risk: The Fund may invest its assets in structured products, including the rated debt tranches of collateralized loan obligations (“CLOs”), floating rate mortgage-backed securities and credit linked notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.

The Fund may have the right to receive payments only from the structured product, and generally will not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.

CLO Risk: In addition to the general risks associated with debt securities and structured products discussed herein, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; (iv) the potential of spread compression in the underlying loans of the CLOs, which could reduce credit enhancement in the CLOs; and (v) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

CLO junior debt securities that the Fund may acquire are subordinated to more senior tranches of CLO debt. CLO junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the liabilities of a CLO at inception exceed its total assets. Though not exclusively, the Fund will typically be in a first loss or subordinated position with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize phantom taxable income from its investments in the subordinated tranches of CLOs.

When investing in CLOs, the Fund may invest in any level of a CLO’s subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). CLOs are typically highly levered and therefore, the junior debt and equity tranches that the Fund may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, the Fund will generally have the right to receive payments only from the CLOs, and will generally not have direct rights against the underlying borrowers or entities that sponsored the CLOs. Furthermore, the investments the Fund makes in CLOs are at times thinly traded or have only a limited trading market. As a result, investments in such CLOs may be characterized as illiquid securities.

Counterparty Risk: The Fund is subject to credit risk with respect to the counterparties to any derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or the Fund’s hedge counterparty in the case of OTC instruments) purchased by the Fund. Counterparty risk is the risk that the other party in a derivative transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to their derivative transactions will affect the value of those instruments. By entering into derivatives transactions, the Fund assumes the risks that these counterparties could experience financial or other hardships that could call into question their continued ability to perform their obligations. Furthermore, concentration of derivatives in any particular counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty. The Adviser evaluates and monitors the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial or other difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceedings.

Below Investment Grade Risk: In addition, we invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid.

Reinsurance-Related Securities Risk: Reinsurance occurs when insurance-related companies share risk by purchasing insurance contracts from other insurers or reinsurers, thus limiting the total claim amount the original insurer or reinsurer would be responsible for in connection with a liability. Reinsurance involves the practice of insurers or reinsurers transferring portions of risk portfolios to other parties by agreement in order to reduce the likelihood of having to pay a large obligation resulting from an insurance claim. The intent of reinsurance is, among other things, for an insurance or reinsurance company to reduce the risks associated with underwritten policies by spreading risks across alternative institutions. The party seeking reinsurance is known as the ceding party. The party that accepts a portion of the potential obligation in exchange for a share of the insurance premium is known as the reinsurer.

The Fund may invest in operating entities, including insurance-related companies and their related entities. The Fund will be subject to the risks of these entities, including the risk that the insurance-related liabilities of the Fund’s insurance-related portfolio entities exceed the value of its assets and the Fund will lose all or a portion of the principal it has invested in the insurance-related portfolio entity. These risks could stem from changes in the annuities or insurance policies that are reinsured by the insurance-related portfolio company, interest rate changes or changes in the value of the assets held by the insurance-related portfolio company (or the assets held through reinsurance arrangements with third-party insurance companies) against its liabilities. For example, if the obligations owed in respect of reinsured annuities grow at a higher rate than the insurance-related portfolio company’s assets, the insurance-related portfolio company may have poor returns, lose some or all of its capital reserves or be unable to meet its reinsurance obligations. There is no way to accurately predict material or adverse effects that may occur with respect to the insurance-related portfolio company’s assets or liabilities and because of this significant uncertainty, reinsurance-related securities carry a high degree of risk.

Investments in Private Companies Risk: Investments in private companies involve a number of significant risks, any one of which could have a material adverse effect on the Fund’s operating results. These risks include that: (i) these companies may have limited financial resources and may be unable to meet their obligations under their debt securities that we hold, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of us realizing on any guarantees we may have obtained in connection with the Fund’s investment; (ii) these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tends to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns; (iii) these companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Fund’s portfolio company and, in turn, on us; (iv) these companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, the Fund’s executive officers, Trustees and members of the Adviser may, in the ordinary course of business, be named as defendants in litigation arising from the Fund’s investments in the portfolio companies; and (v) these companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Real Estate Risks: The Fund may make investments in or relating to real estate, including investments in commercial or residential real estate loans or projects and/or real estate-related debt investments (e.g., commercial and residential mortgage loans) and structured products (e.g., CLOs, CMBS, RMBS and similar pools of real estate-related interests). Such investments will be subject to the risks inherent in the ownership of real estate and real estate-related businesses and assets, including in circumstances where the Fund holds credit-oriented investments relating to real estate. Deterioration of real estate fundamentals generally may negatively impact the performance of the Fund. These risks include, but are not limited to, those associated with the burdens of ownership of real property, local market and economic conditions, which may include changes in supply of and demand for competing properties in an area, changes in interest rates and related increases in borrowing costs, fluctuations in the average occupancy and room rates for hotel properties, changes in demand for commercial office properties (including as a result of an increased prevalence of remote work), changes in the financial resources of tenants, defaults by borrowers or tenants and the lack of availability of mortgage funds, which may render the sale or refinancing of properties difficult or impracticable. In addition, investments in real estate and real estate-related businesses and assets may be subject to the risk of environmental liabilities, contingent liabilities upon disposition of assets, casualty or condemnations losses, energy supply shortages, natural disasters, climate-related risks (including transition risks and acute and chronic physical risks), acts of God, terrorist attacks, war and other events that are beyond the Fund’s control, and various uninsured or uninsurable risks. In addition, in acquiring debt instruments or securities in a public company or a related entity, lock-out provisions may apply that materially restrict selling such interests or securities for a period of time or that impose other restrictions, such as a limitation on the amount of additional debt that can be incurred. There can be no assurance that there will be a ready market for the resale of real estate investments because such investments will generally not be liquid. Illiquidity may result from the absence of an established market for the investments, as well as legal or contractual restrictions on their resale by the Fund.

Investments in Underlying Investment Companies or BDCs Risk: Because the Fund expects to invest in underlying investment companies or BDCs, a shareholder’s investment in the Fund will be affected by the investment policies and decisions of each underlying investment company in direct proportion to the amount of Fund assets that are invested in each underlying investment company. The securities of the underlying investment companies or BDCs in which the Fund invests or plans to invest may be illiquid. Subscriptions to purchase the securities of underlying investment companies or BDCs are typically subject to restrictions or delays. There is no regular market for interests in many underlying investment companies or BDCs or portfolio companies, which typically must be sold in privately negotiated transactions.

Derivatives Risk: Among other things, Rule 18f-4 under the 1940 Act eliminates the asset segregation framework arising from prior SEC guidance for covering positions in derivatives and certain financial instruments. Rule 18f-4 also limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), such as the Fund, however, would not be subject to the full requirements of Rule 18f-4. Under Rule 18f-4, a fund may enter into an unfunded commitment agreement that is not a derivatives transaction, such as an agreement to provide financing to a portfolio company, if the fund has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. The Fund has adopted policies and procedures to comply with the requirements of the rule. Compliance with Rule 18f-4 may limit the Fund’s ability to use derivatives and/or enter into certain other financial contracts.

Reverse Repurchase Agreements Risk: The Fund may use reverse repurchase agreements, which involves many of the same risks involved in the Fund’s use of leverage, as the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements transactions, the Fund’s NAV will decline, and, in some cases, the Fund may be worse off than if it had not used such instruments.

Limited Liquidity Risk: The Fund’s common shares constitute illiquid investments for which there is not, and will likely not be, a secondary market at any time prior to a public offering and listing of the Fund’s common shares on a national securities exchange. There can be no guarantee that we will conduct a public offering and list the Fund’s common shares on a national securities exchange. Investment in the Fund is suitable only for sophisticated investors and requires the financial ability and willingness to accept the high risks and lack of liquidity inherent in an investment in the Fund. Except in limited circumstances for legal or regulatory purposes, shareholders are not entitled to redeem their common shares. Shareholders must be prepared to bear the economic risk of an investment in the Fund’s common shares for an extended period of time.

Interest Rate Risk: The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s ability to make investments, the value of the Fund’s investments and the Fund’s ability to realize gains from the disposition of investments and, accordingly, have a material adverse effect on the Fund’s investment objectives and the Fund’s rate of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs.

Large Shareholder Risk: To the extent a large proportion of common shares are held by a small number of common shareholders (or a single common shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these shareholders will seek to sell common shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of common shares tendered by a small number of common shareholders (or a single common shareholder) may exceed the number of common shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by common shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each common shareholder.

Inflation Risk: Globally, inflation and rapid fluctuations in inflation rates have in the past had negative effects on economies and financial markets, particularly in emerging economies, and may do so in the future. Wages and prices of inputs increase during periods of inflation, which can negatively impact returns on the Fund’s investments. In an attempt to stabilize inflation, governments may impose wage and price controls, or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on levels of economic activity.

Market Disruption and Geopolitical Risk: The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, tariffs, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. Uncertainties and events around the world may (i) result in market volatility, (ii) have long-term effects on the U.S. and worldwide financial markets and (iii) cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date	Dec. 31, 2025
Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History: The Fund is a newly organized, non-diversified, closed-end management investment company with no material operating history upon which potential investors may evaluate past or future performance. Investors should draw no conclusions from the performance of any other Blackstone affiliated or managed vehicles, and should not expect to achieve similar returns.

Investment and Market Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk: An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s common shares represents an indirect investment in the portfolio of floating rate instruments, other securities and derivative investments owned by the Fund, and the value of these investments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Fund’s common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of common shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.

Repurchase Offers Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk: The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding common shares at NAV, with the size of the repurchase offer subject to approval of the Board. In all cases, such repurchase offers will be for at least 5% and not more than 25% of its outstanding common shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding common shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases may be funded from available cash, borrowings, subscription proceeds or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in increased portfolio turnover and untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other cash equivalents held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, including liquid investments. If, as expected, the Fund employs investment leverage, repurchases of common shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect common shareholders who do not tender their common shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the common shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more common shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market, foreign currency and other risks, and the NAV of common shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered common shares is determined. In addition, the repurchase of common shares by the Fund may be a taxable event to shareholders.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk: Credit risk is the risk that an underlying issuer or borrower will be unable to make principal and interest payments on its outstanding debt or other payment obligations when due or otherwise defaults on its obligations to the Fund and/or that the guarantors or other sources of credit support for such persons do not satisfy their obligations. The Fund’s return to shareholders would be adversely impacted if an underlying issuer of debt investments or other instruments or a borrower under a loan in which the Fund invests were to become unable to make such payments when due. Although the Fund may make investments that the Adviser believes are secured by specific collateral the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, shareholders could experience delays or limitations with respect to its ability to enforce rights against and realize the benefits of the collateral securing an investment. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable.

Lack of Liquidity Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Liquidity Risk: The Fund will generally invest in companies whose securities are not publicly-traded or actively traded on the secondary market, and whose securities are subject to legal and other restrictions on resale or will otherwise be less liquid than publicly-traded securities. The illiquidity of certain of the Fund’s investments may make it difficult for the Fund to sell these investments when desired. In addition, if the Fund is required to liquidate all or a portion of the portfolio quickly, the Fund may realize significantly less than the value at which the Fund had previously recorded these investments. The reduced liquidity of the Fund’s investments may make it difficult for the Fund to dispose of them at a favorable price, and, as a result, the Fund may suffer losses.

Loans Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Loans Risk: The loans that the Fund may invest in include loans that are first lien, second lien, third lien or that are unsecured. In addition, the loans the Fund will invest in will usually be rated below investment grade or may also be unrated.

Although certain loans in which the Fund may invest will be secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal. In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. In the event of a decline in the value of the already pledged collateral, if the terms of a loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loans. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those loans that are under-collateralized involve a greater risk of loss. No active trading market may exist for some loans, and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund’s NAV. In addition, the Fund may not be able to readily dispose of its loans at prices that approximate those at which the Fund could sell such loans if they were more widely-traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of loans, the Fund’s yield may be lower.

Leverage Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk: The Fund currently borrows money in the form of the Revolving Credit Facility and may borrow money in other ways to finance its investments. The use of borrowings, also known as leverage, increases the volatility of investments by magnifying the potential for loss on invested equity capital. When the Fund uses leverage to partially finance Fund investments through borrowing from banks and other lenders, common shareholders will experience increased risks of investing in the Fund’s common shares. The use of leverage involves increased risk, including increased variability of the Fund’s net income, distributions and NAV in relation to market changes. If the value of the Fund’s assets decreases, leveraging would cause NAV to decline more sharply than it otherwise would have had the Fund not borrowed. Similarly, any decrease in the Fund’s income would cause net income to decline more sharply than it would have had the Fund not used leverage. Such a decline could negatively affect the Fund’s ability to make distributions to shareholders. In addition, the Fund’s shareholders will bear the burden of any increase in expenses as a result of the Fund’s use of leverage, including interest expenses and any increase in the management or incentive fees payable to the Adviser. The Fund’s leverage strategy may not work as planned or achieve its goal.

The Fund expects to invest in other investment companies and BDCs, and such vehicles will use leverage which the Fund will not count towards the Fund’s leverage limit (provided that the Fund does not wholly own any of these investment companies or BDCs or that the Fund is not otherwise required to consolidate such entities). The Fund may invest in operating entities, for example insurance-related companies and their related entities, but the Fund will not treat the liabilities of such operating companies as leverage for purposes of calculating the Fund’s leverage limit (provided that such liabilities (including borrowings) are not recourse to the Fund and that the financial statements of the operating entity are not consolidated in the Fund’s financial statements pursuant to the requirements of GAAP).

Senior Secured Loans and Senior Secured Bonds Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Secured Loans and Senior Secured Bonds Risk: There is a risk that any collateral pledged by portfolio companies in which the Fund has taken a security interest may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. Such risks have become more pronounced due to rising interest rates and market volatility. To the extent the Fund’s debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s security interest may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the debt. Secured debt that is under-collateralized involves a greater risk of loss. In addition, second lien debt is granted a second priority security interest in collateral, which means that any realization of collateral will generally be applied to pay senior secured debt in full before second lien debt is paid. Similarly, investments in “last out” pieces of unitranche loans will be similar to second lien loans in that such investments will be junior in priority to the “first out” piece of the same unitranche loan with respect to payment of principal, interest and other amounts. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the debt’s terms, or at all, or that the Fund will be able to collect on the debt should the Fund be forced to enforce the Fund’s remedies.

Junior and Subordinated Debt Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Junior and Subordinated Debt Risk: The Fund may invest in debt instruments (including mortgage-backed securities) that are subordinated or otherwise junior in an issuer’s capital structure. Investments in subordinate debt securities may be unsecured and subordinated to substantial amounts of senior indebtedness, all or a significant portion of which may be secured and/or subject the Fund to a “first loss” subordinate holder position relative to other lenders. The ability of the Fund to influence a company’s affairs, especially during periods of financial distress or following insolvency, is likely to be substantially less than that of senior creditors. For example, under terms of subordinated intercreditor agreements, senior creditors will typically be able to block the acceleration of the mezzanine debt or other exercises by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. Investments in subordinate securities have a higher risk of loss and credit default than investments in more senior securities and subordinated tranches absorb losses from default before other more senior tranches are put at risk.

Nature of Mezzanine Debt Securities Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Mezzanine Debt Securities Risk: Mezzanine debt securities generally will be unrated or have ratings or implied or imputed ratings below investment grade. They will be obligations of corporations, partnerships or other entities that are generally unsecured, typically are subordinated to other obligations of the obligor and generally have greater credit and liquidity risk than is typically associated with investment grade corporate obligations. Accordingly, the risks associated with mezzanine debt securities include a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions (including a sustained period of rising interest rates or an economic downturn) could adversely affect the obligor’s ability to pay principal and interest on its debt.

Structured Products Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Products Risk: The Fund may invest its assets in structured products, including the rated debt tranches of collateralized loan obligations (“CLOs”), floating rate mortgage-backed securities and credit linked notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.

The Fund may have the right to receive payments only from the structured product, and generally will not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.

CLO Risk
General Description of Registrant [Abstract]
Risk [Text Block]

CLO Risk: In addition to the general risks associated with debt securities and structured products discussed herein, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; (iv) the potential of spread compression in the underlying loans of the CLOs, which could reduce credit enhancement in the CLOs; and (v) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

CLO junior debt securities that the Fund may acquire are subordinated to more senior tranches of CLO debt. CLO junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the liabilities of a CLO at inception exceed its total assets. Though not exclusively, the Fund will typically be in a first loss or subordinated position with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize phantom taxable income from its investments in the subordinated tranches of CLOs.

When investing in CLOs, the Fund may invest in any level of a CLO’s subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). CLOs are typically highly levered and therefore, the junior debt and equity tranches that the Fund may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, the Fund will generally have the right to receive payments only from the CLOs, and will generally not have direct rights against the underlying borrowers or entities that sponsored the CLOs. Furthermore, the investments the Fund makes in CLOs are at times thinly traded or have only a limited trading market. As a result, investments in such CLOs may be characterized as illiquid securities.

Counterparty Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk: The Fund is subject to credit risk with respect to the counterparties to any derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or the Fund’s hedge counterparty in the case of OTC instruments) purchased by the Fund. Counterparty risk is the risk that the other party in a derivative transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to their derivative transactions will affect the value of those instruments. By entering into derivatives transactions, the Fund assumes the risks that these counterparties could experience financial or other hardships that could call into question their continued ability to perform their obligations. Furthermore, concentration of derivatives in any particular counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty. The Adviser evaluates and monitors the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial or other difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceedings.

Below Investment Grade Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade Risk: In addition, we invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid.

Reinsurance-Related Securities Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Reinsurance-Related Securities Risk: Reinsurance occurs when insurance-related companies share risk by purchasing insurance contracts from other insurers or reinsurers, thus limiting the total claim amount the original insurer or reinsurer would be responsible for in connection with a liability. Reinsurance involves the practice of insurers or reinsurers transferring portions of risk portfolios to other parties by agreement in order to reduce the likelihood of having to pay a large obligation resulting from an insurance claim. The intent of reinsurance is, among other things, for an insurance or reinsurance company to reduce the risks associated with underwritten policies by spreading risks across alternative institutions. The party seeking reinsurance is known as the ceding party. The party that accepts a portion of the potential obligation in exchange for a share of the insurance premium is known as the reinsurer.

The Fund may invest in operating entities, including insurance-related companies and their related entities. The Fund will be subject to the risks of these entities, including the risk that the insurance-related liabilities of the Fund’s insurance-related portfolio entities exceed the value of its assets and the Fund will lose all or a portion of the principal it has invested in the insurance-related portfolio entity. These risks could stem from changes in the annuities or insurance policies that are reinsured by the insurance-related portfolio company, interest rate changes or changes in the value of the assets held by the insurance-related portfolio company (or the assets held through reinsurance arrangements with third-party insurance companies) against its liabilities. For example, if the obligations owed in respect of reinsured annuities grow at a higher rate than the insurance-related portfolio company’s assets, the insurance-related portfolio company may have poor returns, lose some or all of its capital reserves or be unable to meet its reinsurance obligations. There is no way to accurately predict material or adverse effects that may occur with respect to the insurance-related portfolio company’s assets or liabilities and because of this significant uncertainty, reinsurance-related securities carry a high degree of risk.

Investments in Private Companies Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Private Companies Risk: Investments in private companies involve a number of significant risks, any one of which could have a material adverse effect on the Fund’s operating results. These risks include that: (i) these companies may have limited financial resources and may be unable to meet their obligations under their debt securities that we hold, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of us realizing on any guarantees we may have obtained in connection with the Fund’s investment; (ii) these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tends to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns; (iii) these companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Fund’s portfolio company and, in turn, on us; (iv) these companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, the Fund’s executive officers, Trustees and members of the Adviser may, in the ordinary course of business, be named as defendants in litigation arising from the Fund’s investments in the portfolio companies; and (v) these companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Real Estate Risks
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Risks: The Fund may make investments in or relating to real estate, including investments in commercial or residential real estate loans or projects and/or real estate-related debt investments (e.g., commercial and residential mortgage loans) and structured products (e.g., CLOs, CMBS, RMBS and similar pools of real estate-related interests). Such investments will be subject to the risks inherent in the ownership of real estate and real estate-related businesses and assets, including in circumstances where the Fund holds credit-oriented investments relating to real estate. Deterioration of real estate fundamentals generally may negatively impact the performance of the Fund. These risks include, but are not limited to, those associated with the burdens of ownership of real property, local market and economic conditions, which may include changes in supply of and demand for competing properties in an area, changes in interest rates and related increases in borrowing costs, fluctuations in the average occupancy and room rates for hotel properties, changes in demand for commercial office properties (including as a result of an increased prevalence of remote work), changes in the financial resources of tenants, defaults by borrowers or tenants and the lack of availability of mortgage funds, which may render the sale or refinancing of properties difficult or impracticable. In addition, investments in real estate and real estate-related businesses and assets may be subject to the risk of environmental liabilities, contingent liabilities upon disposition of assets, casualty or condemnations losses, energy supply shortages, natural disasters, climate-related risks (including transition risks and acute and chronic physical risks), acts of God, terrorist attacks, war and other events that are beyond the Fund’s control, and various uninsured or uninsurable risks. In addition, in acquiring debt instruments or securities in a public company or a related entity, lock-out provisions may apply that materially restrict selling such interests or securities for a period of time or that impose other restrictions, such as a limitation on the amount of additional debt that can be incurred. There can be no assurance that there will be a ready market for the resale of real estate investments because such investments will generally not be liquid. Illiquidity may result from the absence of an established market for the investments, as well as legal or contractual restrictions on their resale by the Fund.

Investments in Underlying Investment Companies or BDCs Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Underlying Investment Companies or BDCs Risk: Because the Fund expects to invest in underlying investment companies or BDCs, a shareholder’s investment in the Fund will be affected by the investment policies and decisions of each underlying investment company in direct proportion to the amount of Fund assets that are invested in each underlying investment company. The securities of the underlying investment companies or BDCs in which the Fund invests or plans to invest may be illiquid. Subscriptions to purchase the securities of underlying investment companies or BDCs are typically subject to restrictions or delays. There is no regular market for interests in many underlying investment companies or BDCs or portfolio companies, which typically must be sold in privately negotiated transactions.

Derivatives Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk: Among other things, Rule 18f-4 under the 1940 Act eliminates the asset segregation framework arising from prior SEC guidance for covering positions in derivatives and certain financial instruments. Rule 18f-4 also limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), such as the Fund, however, would not be subject to the full requirements of Rule 18f-4. Under Rule 18f-4, a fund may enter into an unfunded commitment agreement that is not a derivatives transaction, such as an agreement to provide financing to a portfolio company, if the fund has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. The Fund has adopted policies and procedures to comply with the requirements of the rule. Compliance with Rule 18f-4 may limit the Fund’s ability to use derivatives and/or enter into certain other financial contracts.

Reverse Repurchase Agreements Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Reverse Repurchase Agreements Risk: The Fund may use reverse repurchase agreements, which involves many of the same risks involved in the Fund’s use of leverage, as the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements transactions, the Fund’s NAV will decline, and, in some cases, the Fund may be worse off than if it had not used such instruments.

Limited Liquidity Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Liquidity Risk: The Fund’s common shares constitute illiquid investments for which there is not, and will likely not be, a secondary market at any time prior to a public offering and listing of the Fund’s common shares on a national securities exchange. There can be no guarantee that we will conduct a public offering and list the Fund’s common shares on a national securities exchange. Investment in the Fund is suitable only for sophisticated investors and requires the financial ability and willingness to accept the high risks and lack of liquidity inherent in an investment in the Fund. Except in limited circumstances for legal or regulatory purposes, shareholders are not entitled to redeem their common shares. Shareholders must be prepared to bear the economic risk of an investment in the Fund’s common shares for an extended period of time.

Large Shareholder Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Large Shareholder Risk: To the extent a large proportion of common shares are held by a small number of common shareholders (or a single common shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these shareholders will seek to sell common shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of common shares tendered by a small number of common shareholders (or a single common shareholder) may exceed the number of common shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by common shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each common shareholder.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk: Globally, inflation and rapid fluctuations in inflation rates have in the past had negative effects on economies and financial markets, particularly in emerging economies, and may do so in the future. Wages and prices of inputs increase during periods of inflation, which can negatively impact returns on the Fund’s investments. In an attempt to stabilize inflation, governments may impose wage and price controls, or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on levels of economic activity.

Market Disruption and Geopolitical Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk: The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, tariffs, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. Uncertainties and events around the world may (i) result in market volatility, (ii) have long-term effects on the U.S. and worldwide financial markets and (iii) cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk: The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s ability to make investments, the value of the Fund’s investments and the Fund’s ability to realize gains from the disposition of investments and, accordingly, have a material adverse effect on the Fund’s investment objectives and the Fund’s rate of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs.

Revolving Credits Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount | $	$ 63,781	[1]
Senior Securities Coverage per Unit	$ 9,704	[2]
Preferred Stock Liquidating Preference		[3]

[1]	Total amount of each class of senior securities outstanding at the end of the period presented.
[2]	Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.
[3]	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates information that the SEC expressly does not require to be disclosed for certain type of senior securities.